Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance, at beginning of the period	$ 11,474	$ 6,797
Additions	3,891	7,584
Amortization and write-off	(4,491)	(2,907)
Balance, at end of the period	10,874	$ 11,474
Less: Current portion of financing costs	(2,839)
Financing costs, non-current portion	$ 8,035